SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM AND WEIGHTED AVERAGE DISCOUNT RATE (Details)	Mar. 31, 2025
Debt Disclosure [Abstract]
Weighted-average remaining lease term, years	2 years 7 months 6 days
Weighted-average discount rate, percentage	7.00%